Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensa-tion Table Total for PEO ($) (1)	Compensa-tion actually Paid to PEO ($) (1) (2)	Average Summary Compensa-tion Table Total for Non-PEO NEOs ($) (1)	Average Compensa-tion Actually Paid to Non-PEO NEOs ($)(1) (2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income ($) (5)	Adjusted EBITDA ($ in millions) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	4,945,400	10,531,618	1,393,162	1,476,009	260.93	136.24	15,324,000	136.29
2023	4,563,461	8,141,517	1,291,531	2,081,656	176.39	119.09	39,134,000	113.83
2022	3,623,791	3,175,331	1,085,086	895,314	127.02	111.54	28,059,000	92.10
2021	2,348,503	3,085,979	970,465	1,000,181	163.58	95.03	7,966,000	72.60
2020	1,428,241	1,055,425	690,055	717,537	102.53	83.94	(5,171,000)	75.20

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Mr. Cuomo was VSE's PEO for the full year for each of fiscal years 2024, 2023, 2022, 2021 and 2020. For fiscal year 2024, the non-PEO NEOs were Messrs. Cohn, Sharma, Griffin, Wheeler, and Thomas and Ms. Tehrani. For fiscal year 2023, the non-PEO NEOs were Messrs. Griffin, Wheeler, and Thomas and Ms. Tehrani. For fiscal year 2022, the non-PEO NEOs were Messrs. Griffin, Wheeler, Thomas and Robert A. Moore and Ms. Tehrani. For fiscal year 2021, the non-PEO NEOs were Messrs. Griffin, Wheeler, Thomas, Moore and Thomas M. Kiernan. For fiscal year 2020, the non-PEO NEOs were Messrs. Griffin, Wheeler, Moore, Thomas, Kiernan and Thomas R. Loftus.
Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, VSE's peer group total shareholder return is calculated based on the S&P 500 Aerospace & Defense Index (the "Index"). For each Covered Year, the Index cumulative total shareholder return was calculated based on a deemed fixed investment of $100 in the Index through each Measurement Period.
PEO Total Compensation Amount	$ 4,945,400	$ 4,563,461	$ 3,623,791	$ 2,348,503	$ 1,428,241
PEO Actually Paid Compensation Amount	$ 10,531,618	8,141,517	3,175,331	3,085,979	1,055,425
Adjustment To PEO Compensation, Footnote

Item and Value Added (Deducted)	2024
For Mr. Cuomo:
- change in actuarial present value of pension benefits	$—
+ service cost of pension benefits	$—
+ prior service cost of pension benefits	$—
- Summary Compensation Table “Stock Awards” column value	$(2,699,987)
- Summary Compensation Table “Option Awards” column value	$—
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$5,334,907
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$2,370,207
+ vesting date fair value of equity awards granted and vested in Covered Year	$—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$581,091

-prior year-end fair value of prior-year equity awards forfeited in Covered Year	$—
+includable dividends/earnings paid or accrued on equity awards during Covered Year	$—

Item and Value Added (Deducted)	2024
For Non-PEO NEOs (Average):
- change in actuarial present value of pension benefits	$—
+ service cost of pension benefits	$—
+ prior service cost of pension benefits	$—
- Summary Compensation Table “Stock Awards” column value	$(844,585)
- Summary Compensation Table “Option Awards” column value
+ Covered Year-end fair value of outstanding equity awards granted in Covered Year	$964,816
+/- change in fair value (from prior year-end to Covered Year-end) of equity awards outstanding at Covered Year-end that were granted in prior years	$160,432
+ vesting date fair value of equity awards granted and vested in Covered Year	$—
+/- change in fair value (from prior year-end to vest date in Covered Year) of prior-year equity awards vested in Covered Year	$105,086
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	$(302,902)
+ includable dividends/earnings paid or accrued on equity awards during Covered Year	$—
3.For each Covered Year, VSE's total shareholder return was calculated as the yearly percentage change in the cumulative total shareholder return on VSE's common stock, par value $0.05 per share, measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for a period beginning with the closing price on The NASDAQ Global Select Market on December 31, 2019 through and including the last day of the Covered Year (each one-year, two-year, three-year, four-year and five-year period, the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between the closing stock price at the end versus the beginning of the Measurement Period, divided by (b) the closing share price at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of each Measurement Period to produce the Covered Year-end values of such investment as of the end of 2024, 2023, 2022, 2021 and 2020 as applicable. Because Covered Years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time. The Company total shareholder return reflected in this column has been updated slightly from amounts disclosed in prior years to use a rounding convention consistent with that used in the performance graph in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Non-PEO NEO Average Total Compensation Amount	$ 1,393,162	1,291,531	1,085,086	970,465	690,055
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,476,009	2,081,656	895,314	1,000,181	717,537
Compensation Actually Paid vs. Total Shareholder Return
The following charts provide, across the Covered Years, (1) a comparison between VSE's cumulative total shareholder return and the cumulative total shareholder return of the Index, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to the non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Compensation Actually Paid vs. Net Income
The following charts provide, across the Covered Years, (1) a comparison between VSE's cumulative total shareholder return and the cumulative total shareholder return of the Index, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to the non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Compensation Actually Paid vs. Company Selected Measure
The following charts provide, across the Covered Years, (1) a comparison between VSE's cumulative total shareholder return and the cumulative total shareholder return of the Index, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to the non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Total Shareholder Return Vs Peer Group
The following charts provide, across the Covered Years, (1) a comparison between VSE's cumulative total shareholder return and the cumulative total shareholder return of the Index, and (2) illustrations of the relationships between (A) the executive compensation actually paid to the PEO and the average of the executive compensation actually paid to the non-PEO NEOs (in each case as set forth in the PVP Table above) and (B) each of the performance measures set forth in columns (f), (h) and (i) of the PVP Table above.

Tabular List, Table

Revenue
Adjusted Free Cash Flow
Adjusted EBITDA
Adjusted Operating Profit

Total Shareholder Return Amount	$ 260.93	176.39	127.02	163.58	102.53
Peer Group Total Shareholder Return Amount	136.24	119.09	111.54	95.03	83.94
Net Income (Loss)	$ 15,324,000	$ 39,134,000	$ 28,059,000	$ 7,966,000	$ (5,171,000)
Company Selected Measure Amount	136.29	113.83	92.10	72.60	75.20
PEO Name	Mr. Cuomo
Additional 402(v) Disclosure	For each of fiscal years 2024, 2023, 2022, 2021 and 2020 (each, a “Covered Year”), in determining both the compensation “actually paid” to VSE's PEO and the average compensation “actually paid” to the non-PEO NEOs for purposes of this Pay Versus Performance table (“PVP Table”), the Company deducted from or added back to the total amounts of compensation reported in column (b) or column (d), as applicable, for such Covered Year certain amounts in accordance with SEC rules. For fiscal year 2024, such amounts are set forth in the following tables:Net income is calculated in accordance with U.S. Generally Accepted Accounting Principles. The net income reported in this table for 2022 has been corrected from the amount reported for such year in the Pay Versus Performance table in VSE's 2023 proxy statement ($28,063,000).
Measure:: 3
Pay vs Performance Disclosure
Non-GAAP Measure Description	For purposes of this PVP Table, VSE's adjusted EBITDA was calculated as net income before interest expense, income taxes, amortization of intangible assets and depreciation and other amortization adjusted for discrete items such as acquisition, integration and restructuring costs related to the acquisition of Turbine Controls and Kellstrom Aerospace, and non-recurring professional fees related to the Company's equity offerings, as further described in the Compensation Discussion and Analysis above.
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,334,907
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,370,207
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	581,091
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Summary Compensation Table “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,699,987)
PEO | Summary Compensation Table “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	964,816
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	160,432
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,086
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(302,902)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Summary Compensation Table “Stock Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(844,585)
Non-PEO NEO | Summary Compensation Table “Option Awards” column value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount